STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
WELLS FARGO ADVANTAGE ALLOCATION FUNDS

Effective September 30, 2013, Christian Chan and Kandarp Acharya are the Portfolio Managers for each of the WealthBuilder Portfolios, the Wells Fargo Advantage Moderate Balanced Fund, the Wells Fargo Advantage Growth Balanced Fund and the Wells Fargo Advantage Index Asset Allocation Fund (each a “Fund”, together “the Funds”) and the following changes are made to each Fund’s SAI.

The Management of Other Accountsand Beneficial Ownership in the Funds table in the section entitled “Portfolio Managers” in each Fund’s SAI is amended to add the following information:

            Wells Capital Management

Kandarp Acharya, Christian Chan[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Messrs. Acharya and Chan became the portfolio manager of the Funds on September 30, 2013. The information presented in this table is as of each Fund’s most recent fiscal year end, at which time Messrs. Acharya and Chan were not the managers of the Funds.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Kandarp Acharya

WealthBuilder Conservative Allocation Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Tactical Equity Portfolio
Moderate Balanced Fund
Growth Balanced Fund

Index Asset Allocation Fund

$0 $0 $0 $0 $0 $0 $0 $0 $0
Christian Chan

WealthBuilder Conservative Allocation Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Tactical Equity Portfolio
Moderate Balanced Fund
Growth Balanced Fund

Index Asset Allocation Fund

$0 $0 $0 $0 $0 $0 $0 $0 $0

August 16, 2013